Net Loss Per Share (Details) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Numerator:
Loss available to common stockholders'	$ (3,892,381)	$ (4,272,532)
Denominator:
Weighted average number of common shares outstanding	24,279,448	22,686,892
Basic and diluted EPS	$ (0.16)	$ (0.19)
Earnings Per Share, Diluted, Other Disclosures
Convertible debt	2,624,651
Warrants issuable upon conversion of debt	$ 5,249,303
Warrant [Member]
Earnings Per Share, Diluted, Other Disclosures
Potentially dilutive common shares	3,302,001	2,380,126
Stock Option [Member]
Earnings Per Share, Diluted, Other Disclosures
Potentially dilutive common shares	1,325,837	970,838